SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Silver	$ 4,280	$ 3,454	$ 11,610	$ 10,722
Copper	5,907	5,625	14,658	17,884
Gold	3,669	2,310	9,516	7,141
Penalties, Treatment Costs And Refining Charges	(1,540)	(2,271)	(4,425)	(6,209)
Total Revenue From Mining Operations	$ 12,316	$ 9,118	$ 31,359	$ 29,538